Equity - Additional Information (Detail) - USD ($) $ in Thousands	Apr. 28, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Shareholders Equity [Line Items]
Issued capital		$ 3,895,895	$ 5,964,284	[1]	$ 5,964,284	[1]
Enel Chile SA [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital		$ 3,895,895	$ 5,964,284
Number of shares outstanding		69,166,557,219	69,166,557,220
Number of shares cancelled	1
Restricted net asset value		$ 715,051	$ 715,051		$ 715,051

[1]	See Note 3.